SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)
Number of Reportable Segments | segment	2
Property plant and equipment estimated useful lives	3.00%
Impairment of long lived assets	$ 0	$ 0
Allowance for doubtful accounts relating to advances to suppliers	$ 0	$ 0
Customer Concentration Risk | Revenue from Leasing
Number of customer	two	three
Customer Concentration Risk | Revenue from Leasing | Capital Lease Obligations
Number of customer	two	three
Customer Concentration Risk | Customer one | Revenue from Leasing
Concentration risk, percentage	91.00%	63.00%
Customer Concentration Risk | Customer one | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage	55.00%	70.00%
Customer Concentration Risk | Customer two | Revenue from Leasing
Concentration risk, percentage	9.00%	19.00%
Customer Concentration Risk | Customer two | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage	45.00%	17.00%
Customer Concentration Risk | Customer three | Revenue from Leasing
Concentration risk, percentage		14.00%
Customer Concentration Risk | Customer three | Revenue from Leasing | Capital Lease Obligations
Concentration risk, percentage		13.00%
Medical consultation services revenue | Revenue from Leasing
Number of customer	one customer
Medical consultation services revenue | Customer one | Revenue from Leasing
Concentration risk, percentage	100.00%